Subsequent Events (Details) - USD ($) $ in Millions							1 Months Ended
	Apr. 16, 2021	Apr. 01, 2021	Feb. 26, 2021	Feb. 25, 2021	Jan. 22, 2021	Aug. 03, 2020	Feb. 26, 2021	Mar. 31, 2021
USD Japan Bank for International Cooperation 2019
Disclosure of non-adjusting events after reporting period [line items]
Principal amount in contractual currency (millions)								$ 3,700
USD Unsecured Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings			$ 1,250	$ 300	$ 900	$ 2,400	$ 2,450
Repayment of borrowings | USD Japan Bank for International Cooperation 2019
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings		$ 2,000
Repayment of borrowings | USD Unsecured Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings	$ 200